Employee benefits	12 Months Ended
Sep. 30, 2025
Employee Benefits [Abstract]
Employee benefits	Employee benefits
The Company operates various post-employment plans, including defined benefit and defined contribution pension plans as well as other benefit plans for its employees.
DEFINED BENEFIT PLANS
The Company operates defined benefit pension plans primarily for the benefit of employees in the U.K., France and Germany, with smaller plans in other countries. The benefits are based on pensionable salary and years of service and most of them are funded with assets held in separate funds.
The defined benefit plans expose the Company to interest risk, inflation risk, longevity risk, currency risk and market investment risk.
The following description focuses mainly on plans registered in the U.K., France and Germany:
U.K.
In the U.K., the Company has three defined benefit pension plans, the CMG U.K. Pension Scheme, the Logica U.K. Pension & Life Assurance Scheme and the Logica Defined Benefit Pension Plan.
The CMG U.K. Pension Scheme is closed to new employees and is closed to further accrual of rights for existing employees. The Logica U.K. Pension & Life Assurance Scheme is still open but only for employees who come from the civil service with protected pensions. The Logica Defined Benefit Pension Plan is closed to new employees and is closed to further accrual of rights for existing employees. The plan was created to mirror the Electricity Supply Pension Scheme and was created for employees that worked for National Grid and Welsh Water with protected benefits.
Both the Logica U.K. Pension & Life Assurance Scheme and the Logica Defined Benefit Pension Plan are employer and employee based contribution plans.
The trustees are the custodians of the defined benefit pension plans and are responsible for the plan administration, including investment strategies. The trustees review periodically the investment and the asset allocation policies. As such, the CMG U.K. Pension Scheme policy is to target an allocation up to a maximum of 65% to return-seeking assets such as equities; the Logica U.K. Pension & Life Assurance Scheme policy is to invest 15% of the scheme assets in equities and 85% in bonds; and the Logica Defined Benefit Pension Plan policy is to invest 10% of the plan assets in equities and 90% in bonds.
The U.K. Pensions Act 2004 requires that full formal actuarial valuations are carried out at least every three years to determine the contributions that the Company should pay in order for the plan to meet its statutory objective, taking into account the assets already held. In the interim years, the trustees need to obtain estimated funding updates unless the scheme has less than 100 employees in total.
The new funding actuarial valuations of the three defined benefit pension plans described above are being performed at
September 30, 2025 and the results are expected to be available by December 31, 2025. In the meantime, the
Company followed the last funding actuarial valuations from 2022 as at September 30, 2025:

–The actuarial valuation of the CMG U.K. Pension Scheme reported a surplus of $38,071,000. It specified that no supplementary contributions were required in order to reach the plan funding objectives. Since January 1, 2022, the Company did not contribute to the plan; and
–The actuarial valuation of the Logica U.K. Pension & Life Assurance Scheme reported a surplus of $94,000. It specified that no supplementary contributions were required in order to reach the plan funding objectives. During fiscal 2025, the Company contributed an amount of $367,000 to cover service costs; and
–The actuarial valuation of the Logica Defined Benefit Pension Plan reported a surplus of $19,547,000. It specified that no supplementary contributions were required in order to reach the plan funding objectives. Since November 30, 2019, the Company did not contribute to the plan.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
France
In France, the retirement indemnities are provided in accordance with the Labour Code. Upon retirement, employees receive an indemnity, depending on the salary and seniority in the Company, in the form of a lump-sum payment.
Germany
In Germany, the Company has numerous defined benefit pension plans which are all closed to new employees. In the majority of the plans, upon retirement of employees, the benefits are in the form of a monthly pension and in a few plans, the employees receive an indemnity in the form of a lump-sum payment. There are no mandatory funding requirements. The plans are funded by the contributions made by the Company. In some plans, insurance policies are taken out to fund retirement benefit plans. These do not qualify as plan assets and are presented as reimbursement rights, unless they are part of a reinsured support fund or are pledged to the employees.
The following tables present amounts for post-employment benefits plans included in the consolidated balance sheets:

As at September 30, 2025	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Defined benefit obligations	(555,956)	(99,215)	(77,086)	(119,014)	(851,271)
Fair value of plan assets	611,040	—	13,254	83,418	707,712
	55,084	(99,215)	(63,832)	(35,596)	(143,559)
Fair value of reimbursement rights	—	—	19,752	387	20,139
Net asset (liability) recognized in the balance sheet	55,084	(99,215)	(44,080)	(35,209)	(123,420)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	—	19,752	387	20,139
Retirement benefits assets	55,084	—	—	72	55,156
Retirement benefits obligations	—	(99,215)	(63,832)	(35,668)	(198,715)
	55,084	(99,215)	(44,080)	(35,209)	(123,420)

As at September 30, 2024	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Defined benefit obligations	(620,308)	(95,366)	(74,715)	(107,559)	(897,948)
Fair value of plan assets	642,538	—	12,599	74,891	730,028
	22,230	(95,366)	(62,116)	(32,668)	(167,920)
Fair value of reimbursement rights	—	—	19,300	375	19,675
Net asset (liability) recognized in the balance sheet	22,230	(95,366)	(42,816)	(32,293)	(148,245)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	—	19,300	375	19,675
Retirement benefits assets	22,230	—	—	216	22,446
Retirement benefits obligations	—	(95,366)	(62,116)	(32,884)	(190,366)
	22,230	(95,366)	(42,816)	(32,293)	(148,245)
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Defined benefit obligations	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2024	620,308	95,366	74,715	107,559	897,948
Current service cost	336	7,402	376	8,176	16,290
Interest cost	30,485	3,234	2,473	4,989	41,181
Past service cost	—	—	—	2,521	2,521
Business acquisitions (Note 27)	—	7,860	—	—	7,860
Actuarial gains due to change in financial assumptions[1]	(61,738)	(12,876)	(2,563)	(2,805)	(79,982)
Actuarial (gains) losses due to change in demographic assumptions[1]	(10,673)	(958)	—	11	(11,620)
Actuarial (gains) losses due to experience[1]	(10,443)	(6,719)	(125)	62	(17,225)
Plan participant contributions	57	—	—	164	221
Benefits paid from the plan	(32,269)	—	(156)	(3,819)	(36,244)
Benefits paid directly by employer	—	(2,793)	(4,069)	(909)	(7,771)
Foreign currency translation adjustment[1]	19,893	8,699	6,435	3,065	38,092
As at September 30, 2025	555,956	99,215	77,086	119,014	851,271
Defined benefit obligations of unfunded plans	—	99,215	—	22,007	121,222
Defined benefit obligations of funded plans	555,956	—	77,086	97,007	730,049
As at September 30, 2025	555,956	99,215	77,086	119,014	851,271

Defined benefit obligations	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2023	535,633	78,612	67,706	92,703	774,654
Current service cost	946	6,114	373	6,732	14,165
Interest cost	30,561	3,378	2,738	5,009	41,686
Actuarial losses due to change in financial assumptions[1]	29,444	10,088	4,948	3,405	47,885
Actuarial losses due to change in demographic assumptions[1]	—	111	—	338	449
Actuarial (gains) losses due to experience[1]	(1,222)	(5,100)	(787)	794	(6,315)
Plan participant contributions	86	—	—	162	248
Benefits paid from the plan	(27,712)	—	(503)	(3,536)	(31,751)
Benefits paid directly by employer	—	(2,033)	(3,192)	(496)	(5,721)
Foreign currency translation adjustment[1]	52,572	4,196	3,432	2,448	62,648
As at September 30, 2024	620,308	95,366	74,715	107,559	897,948
Defined benefit obligations of unfunded plans	—	95,366	—	21,600	116,966
Defined benefit obligations of funded plans	620,308	—	74,715	85,959	780,982
As at September 30, 2024	620,308	95,366	74,715	107,559	897,948
[1] Amounts recognized in other comprehensive income.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Plan assets and reimbursement rights	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2024	642,538	—	31,899	75,266	749,703
Interest income on plan assets	31,518	—	1,090	4,352	36,960
Employer contributions	358	2,793	4,545	8,771	16,467
Return on assets excluding interest income[1]	(48,857)	—	(2,975)	(636)	(52,468)
Plan participant contributions	57	—	—	119	176
Benefits paid from the plan	(32,269)	—	(156)	(3,819)	(36,244)
Benefits paid directly by employer	—	(2,793)	(4,069)	(909)	(7,771)
Administration expenses paid from the plan	(3,432)	—	—	—	(3,432)
Foreign currency translation adjustment[1]	21,127	—	2,672	661	24,460
As at September 30, 2025	611,040	—	33,006	83,805	727,851
Plan assets	611,040	—	13,254	83,418	707,712
Reimbursement rights	—	—	19,752	387	20,139
As at September 30, 2025	611,040	—	33,006	83,805	727,851

Plan assets and reimbursement rights	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2023	536,226	—	30,829	64,514	631,569
Interest income on plan assets	30,573	—	1,300	3,712	35,585
Employer contributions	426	2,033	2,804	7,714	12,977
Return on assets excluding interest income[1]	50,973	—	(906)	1,579	51,646
Plan participant contributions	86	—	—	162	248
Benefits paid from the plan	(27,712)	—	(503)	(3,536)	(31,751)
Benefits paid directly by employer	—	(2,033)	(3,192)	(496)	(5,721)
Administration expenses paid from the plan	(1,462)	—	—	—	(1,462)
Foreign currency translation adjustment[1]	53,428	—	1,567	1,617	56,612
As at September 30, 2024	642,538	—	31,899	75,266	749,703
Plan assets	642,538	—	12,599	74,891	730,028
Reimbursement rights	—	—	19,300	375	19,675
As at September 30, 2024	642,538	—	31,899	75,266	749,703
[1] Amounts recognized in other comprehensive income.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
The plan assets at the end of the years consist of:

As at September 30, 2025	U.K.	Germany	Other	Total
	$	$	$	$
Quoted equities	196,682	—	—	196,682
Quoted bonds	159,475	—	—	159,475
Cash	22,811	—	66	22,877
Other[1]	232,072	13,254	83,352	328,678
	611,040	13,254	83,418	707,712

As at September 30, 2024	U.K.	Germany	Other	Total
	$	$	$	$
Quoted equities	260,103	—	—	260,103
Quoted bonds	158,739	—	—	158,739
Cash	3,123	—	68	3,191
Other[1]	220,573	12,599	74,823	307,995
	642,538	12,599	74,891	730,028
[1]    Other is mainly composed of quoted investment funds and various insurance policies to cover some of the defined benefit obligations.

Plan assets do not include any shares of the Company, property occupied by the Company or any other assets used by the Company.
The following table summarizes the expense[1] recognized in the consolidated statements of earnings:

	Year ended September 30
	2025	2024
	$	$
Current service cost	16,290	14,165
Past service cost	2,521	—
Net interest on net defined benefit obligations or assets	4,221	6,101
Administration expenses	3,432	1,462
	26,464	21,728
[1]    The expense was presented as costs of services, selling and administrative for an amount of $18,811,000 and as net finance costs for an amount of
$7,653,000 (Note 26) ($14,165,000 and $7,563,000, respectively for the year ended September 30, 2024).
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
Actuarial assumptions
The following are the principal actuarial assumptions calculated as weighted averages of the defined benefit obligations. The assumed discount rates, future salary and pension increases, inflation rates and mortality all have a significant effect on the accounting valuation.

As at September 30, 2025	U.K	France	Germany	Other
	%	%	%	%
Discount rate	5.76	3.70	3.70	5.09
Future salary increases	0.31	2.75	2.50	2.30
Future pension increases	2.85	—	2.10	0.29
Inflation rate	3.06	2.00	2.00	3.49

As at September 30, 2024	U.K.	France	Germany	Other
	%	%	%	%
Discount rate	5.00	3.33	3.33	5.06
Future salary increases	0.31	4.10	2.50	2.74
Future pension increases	3.01	—	2.10	0.31
Inflation rate	3.15	2.00	2.00	3.44

The average longevity over 65 of an employee presently at age 45 and 65 are as follows:

As at September 30, 2025	U.K.	Germany
	(in years)
Longevity at age 65 for current employees
Males	21.4	21.0
Females	23.6	24.0
Longevity at age 45 for current employees
Males	22.7	24.0
Females	25.1	27.0

As at September 30, 2024	U.K.	Germany
	(in years)
Longevity at age 65 for current employees
Males	22.1	21.0
Females	23.9	24.0
Longevity at age 45 for current employees
Males	23.5	24.0
Females	25.4	27.0
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
Actuarial assumptions (continued)
Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each country. Mortality assumptions for the most significant countries are based on the following post-retirement mortality tables for the year ended September 30, 2025: (1) U.K.: CMG U.K. Pension Scheme: 94% of the mortality rates in the S4PA tables for males and S4PA Middle tables for females; Logica U.K. Pension & Life Assurance Scheme: 102% of the mortality rates in the S4PA tables for males and 100% of the mortality rates in the S4PA Middle tables for females; Logica Defined Benefit Pension Plan: 100% of the mortality rates in the S4PA tables for males and S4PA Middle tables for females. For all three U.K. plans, the allowance for future mortality improvements has been updated to be in line with the CMI 2023 projections model, with core parameters and a long-term improvement rate of 1.25% p.a., (2) Germany: Heubeck RT2018G and (3) France: INSEE 2019-2021.

The following tables show the sensitivity of the defined benefit obligations to changes in the principal actuarial assumptions:

As at September 30, 2025	U.K.	France	Germany
	$	$	$
Increase of 0.25% in the discount rate	(15,218)	(2,819)	(1,725)
Decrease of 0.25% in the discount rate	15,941	2,937	1,795
Salary increase of 0.25%	88	3,040	20
Salary decrease of 0.25%	(88)	(2,929)	(18)
Pension increase of 0.25%	9,573	—	924
Pension decrease of 0.25%	(8,329)	—	(893)
Increase of 0.25% in inflation rate	10,803	3,040	924
Decrease of 0.25% in inflation rate	(10,577)	(2,929)	(893)
Increase of one year in life expectancy	13,356	686	2,044
Decrease of one year in life expectancy	(13,750)	(733)	(1,828)

As at September 30, 2024	U.K.	France	Germany
	$	$	$
Increase of 0.25% in the discount rate	(18,334)	(2,927)	(1,796)
Decrease of 0.25% in the discount rate	19,263	3,056	1,874
Salary increase of 0.25%	181	3,151	23
Salary decrease of 0.25%	(179)	(3,029)	(21)
Pension increase of 0.25%	10,675	—	948
Pension decrease of 0.25%	(9,287)	—	(913)
Increase of 0.25% in inflation rate	12,047	3,151	948
Decrease of 0.25% in inflation rate	(11,798)	(3,029)	(913)
Increase of one year in life expectancy	15,309	664	2,025
Decrease of one year in life expectancy	(15,478)	(710)	(1,809)
The sensitivity analysis above has been based on a method that extrapolates the impact on the defined benefit obligations as a result of reasonable changes in key assumptions occurring at the end of the year.
The remaining weighted average duration of the defined benefit obligations are as follows:

	Year ended September 30
	2025	2024
	(in years)
U.K.	12	13
France	16	17
Germany	9	10
Other	9	9
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
The Company expects to contribute $9,525,000 to defined benefit plans during the next year, of which $433,000 relates to the U.K. plans, and $9,092,000 relates to the other plans.
DEFINED CONTRIBUTION PLANS
The Company also operates defined contribution pension plans. In some countries, contributions are made into the state pension plans. The pension cost for defined contribution plans amounted to $324,486,000 in 2025 ($296,470,000 in 2024).
In addition, in Sweden, the Company contributes to a multi-employer plan, Alecta SE (Alecta) pension plan, which is a defined benefit pension plan. This pension plan is classified as a defined contribution plan as sufficient information is not available to use defined benefit accounting. Alecta lacks the possibility of establishing an exact distribution of assets and provisions to the respective employers. The Company’s proportion of the total contributions to the plan is 0.63% and the Company’s proportion of the total number of active employees in the plan is 0.46%.
Alecta uses a collective funding ratio to determine the surplus or deficit in the pension plan. Any surplus or deficit in the plan will affect the amount of future contributions payable. The collective funding is the difference between Alecta’s assets and the commitments to the policy holders and insured individuals. The collective funding ratio is normally allowed to vary between 125% and 170%. As at September 30, 2025, Alecta collective funding ratio was 167% (163% in 2024). The plan expense was $26,589,000 in 2025 ($23,422,000 in 2024).
OTHER BENEFIT PLANS
As at September 30, 2025, the deferred compensation liability totaled $139,317,000 ($124,447,000 as at September 30, 2024) (Note 15) and the deferred compensation assets totaled $125,388,000 ($112,270,000 as at September 30, 2024) (Note 11). The deferred compensation liability is mainly related to plans covering some of its U.S. management. Some of the plans include assets that will be used to fund the liabilities.
For the deferred compensation plan in the U.S., a trust was established so that the plan assets could be segregated; however, the assets are subject to the Company’s general creditors in the case of bankruptcy. The assets composed of investments vary with employees’ contributions and changes in the value of the investments. The change in liabilities associated with the plan is equal to the change of the assets. The assets in the trust and the associated liabilities totaled $125,388,000 as at September 30, 2025 ($112,270,000 as at September 30, 2024).